Accounts receivable	12 Months Ended
Dec. 31, 2020
Trade And Other Receivables [Abstract]
Accounts receivable
19	Accounts receivable

	As at December 31,
	2019	2020
	RMB’million	RMB’million
Accounts receivable	2,209	2,814
Less: loss allowance for expected credit losses	(11)	(14)

Accounts receivable, net	2,198	2,800

Ageing analysis of the accounts receivable based on invoice date:
Up to 3 months	1,913	2,490
3 to 6 months	116	165
Over 6 months	180	159

	2,209	2,814

The loss allowances for accounts receivable as at December 31, 2019 and 2020 reconciled to the opening loss allowances as follows:

	Year ended December 31,
	2019	2020
	RMB’million	RMB’million
At January 1	7	11
Provision for loss allowance recognized in income statement	18	8
Receivables written off during the year as uncollectible	(14)	(5)

At December 31	11	14